Capital Group International Bond ETF
(USD-Hedged)
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.49% Euros 29.12%	Principal amount (000)	Value (000)
Albania (Republic of) 4.75% 2/14/2035	EUR100	$105
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	100	110
AT&T, Inc. 1.60% 5/19/2028	270	281
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	300	343
Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030)[1]	100	112
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290	313
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	120	119
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	300	320
CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026)[1]	300	319
Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	400	425
Equinix, Inc. 0.25% 3/15/2027	400	412
Equinor ASA 1.375% 5/22/2032	100	95
European Financial Stability Facility 3.375% 8/30/2038	500	541
Exxon Mobil Corp. 0.524% 6/26/2028	250	252
French Republic O.A.T. 1.25% 5/25/2034	890	807
French Republic O.A.T. 3.00% 5/25/2054	345	306
French Republic O.A.T. 3.75% 5/25/2056	570	578
Germany (Federal Republic of) 2.10% 4/12/2029	2,160	2,325
Germany (Federal Republic of) 2.20% 2/15/2034	560	584
Germany (Federal Republic of) 2.50% 8/15/2054	350	336
Greece (Hellenic Republic of) 4.375% 7/18/2038	240	273
Iberdrola, SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026)[1]	200	213
Indonesia (Republic of) 0.90% 2/14/2027	125	130
McDonald’s Corp. 0.25% 10/4/2028[2]	100	99
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028)[1]	275	271
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	100	122
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100	108
Philip Morris International, Inc. 2.875% 5/14/2029	250	270
Portugal Republic 3.00% 6/15/2035	860	910
Republic Of Italy 0.50% 7/15/2028	250	254
Republic Of Italy 3.35% 7/1/2029	650	719
Republic Of Italy 3.85% 7/1/2034	530	581
Republic Of Italy 3.65% 8/1/2035	390	415
Republic Of Italy 4.45% 9/1/2043	290	319
Republic Of Italy 4.50% 10/1/2053	115	124
Romania 3.624% 5/26/2030	100	101
Romania 5.125% 9/24/2031	150	157
Senegal (Republic of) 5.375% 6/8/2037	100	72
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029)[1]	210	239
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027)[1]	100	105
UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	125	152
Verallia SAS 3.875% 11/4/2032	300	322
		14,639
Capital Group International Bond ETF (USD-Hedged) — Page 1 of 10

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen 13.73%	Principal amount (000)	Value (000)
Japan, Series 346, 0.10% 3/20/2027	JPY157,800	$1,037
Japan 0.10% 12/20/2029	161,000	1,025
Japan 0.10% 12/20/2031	100,750	625
Japan 0.50% 12/20/2032	20,200	127
Japan, Series 152, 1.20% 3/20/2035	115,050	746
Japan 0.50% 12/20/2038	453,250	2,531
Japan, Series 84, 2.10% 9/20/2054	132,000	811
		6,902
British pounds 8.51%
NatWest Group PLC 2.875% 9/19/2026 (1-year GBP-ICE Swap SONIA + 1.49% on 9/19/2025)[1]	GBP200	256
United Kingdom 0.875% 10/22/2029	3,585	4,022
		4,278
Chinese yuan renminbi 6.22%
China (People’s Republic of) 1.43% 1/25/2030	CNY11,800	1,610
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	10,600	1,519
		3,129
Australian dollars 4.97%
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	AUD1,400	814
New South Wales Treasury Corp. 4.75% 2/20/2035	1,904	1,162
New South Wales Treasury Corp. 5.25% 2/24/2038	843	520
		2,496
South Korean won 3.15%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW317,870	215
South Korea (Republic of) 3.25% 3/10/2029	256,980	179
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030	1,192
		1,586
Canadian dollars 2.95%
Canada (Government) 4.00% 3/1/2029	CAD1,250	915
Quebec Canada (Province of) 3.10% 12/1/2051	1,000	570
		1,485
Brazilian reais 2.17%
Brazil (Federative Republic of) 0% 4/1/2025	BRL2,892	507
Brazil (Federative Republic of) 10.00% 1/1/2031	3,000	432
Brazil (Federative Republic of) 6.00% 8/15/2050	1,038	153
		1,092
Total Norwegian kroner 2.05%
Norway (Kingdom of) 3.75% 6/12/2035	NOK11,090	1,029
Malaysian ringgits 1.42%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR1,910	430
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250	285
		715
Polish zloty 0.81%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN1,750	407
Capital Group International Bond ETF (USD-Hedged) — Page 2 of 10

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos 0.30%	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 7/31/2053	MXN3,800	$152
Turkish lira 0.10%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY2,100	48
U.S. dollars 20.99%
Amgen, Inc. 5.65% 3/2/2053	USD75	74
Angola (Republic of) 9.50% 11/12/2025	200	200
Biocon Biologics Global PLC 6.67% 10/9/2029[3]	200	188
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	45	46
Bristol-Myers Squibb Co. 5.65% 2/22/2064	70	69
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.023% 9/15/2034[3,4,5]	94	94
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[3,4,5]	86	85
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[3,4]	100	103
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[3,4,5]	100	100
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	214
Colombia (Republic of) 3.00% 1/30/2030	200	170
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[3,4,5]	64	64
Edison International 6.25% 3/15/2030	25	25
Edison International 5.25% 3/15/2032	150	144
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,4]	95	96
Export-Import Bank of Thailand 5.354% 5/16/2029	250	257
Fannie Mae Pool #MA5530 5.00% 11/1/2054[4]	905	888
Fannie Mae Pool #MA5552 5.00% 12/1/2054[4]	582	570
Ford Motor Credit Co., LLC 6.95% 6/10/2026	250	254
Freddie Mac Pool #SD8453 5.50% 8/1/2054[4]	1,444	1,443
Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	563	562
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[3,4,5]	100	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[3,4,5]	18	18
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.61% 3/15/2042[3,4,5]	100	100
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[3,4,5]	109	111
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	200	194
Korea Electric Power Corp. 4.75% 2/13/2028[3]	200	201
Korea Gas Corp. 5.00% 7/8/2029[3]	200	204
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[3,4]	18	18
LG Energy Solution, Ltd. 5.25% 4/2/2028[3]	200	200
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200	202
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,3,4]	99	100
Petroleos Mexicanos 6.875% 10/16/2025	150	150
Petroleos Mexicanos 4.50% 1/23/2026	100	98
Petroleos Mexicanos 6.875% 8/4/2026	250	249
Petroleos Mexicanos 6.49% 1/23/2027	100	98
Petroleos Mexicanos 6.70% 2/16/2032	100	88
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70	66
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	200	207
Sands China, Ltd. 5.40% 8/8/2028	200	200
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	141	141
Sasol Financing USA, LLC 4.375% 9/18/2026	200	194
Capital Group International Bond ETF (USD-Hedged) — Page 3 of 10

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[3,4]		USD100	$101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[3,4]		5	5
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[3]		200	202
Southern California Edison Co. 5.90% 3/1/2055		100	96
Stillwater Mining Co. 4.00% 11/16/2026[2]		200	192
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[3,4,5]		100	99
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		150	146
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[3,4]		250	251
Uniform Mortgage-Backed Security 5.00% 4/1/2055[4,6]		65	64
Uniform Mortgage-Backed Security 6.00% 4/1/2055[4,6]		274	278
Uniform Mortgage-Backed Security 6.00% 5/1/2055[4,6]		226	229
UnitedHealth Group, Inc. 5.15% 7/15/2034		102	103
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[3,4,5]		97	97
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]		100	100
			10,553
Total bonds, notes & other debt instruments (cost: $48,328,000)			48,511
Short-term securities 0.24% Money market investments 0.04%		Shares
Capital Group Central Cash Fund 4.33%[7,8]		186	19
Bills & notes of governments & government agencies outside the U.S. 0.20%	Weighted average yield at acquistion	Principal amount (000)
Egypt (Arab Republic of) 9/9/2025	22.955%	EGP5,700	101
Total short-term securities (cost: $120,000)			120
Total investment securities 96.73% (cost: $48,448,000)			48,631
Other assets less liabilities 3.27%			1,642
Net Assets 100.00%			$50,273
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
3 Month SONIA Index Futures	Long	24	3/17/2026	USD7,445	$11
2 Year Euro-Schatz Futures	Short	39	6/6/2025	(4,510)	1
2 Year U.S. Treasury Note Futures	Short	2	6/30/2025	(414)	(2)
5 Year Euro-Bobl Futures	Long	40	6/6/2025	5,095	36
5 Year U.S. Treasury Note Futures	Long	1	6/30/2025	108	1
10 Year Australian Treasury Bond Futures	Long	3	6/16/2025	211	— [9]
10 Year Euro-Bund Futures	Short	25	6/6/2025	(3,483)	(31)
10 Year French Government Bond Futures	Long	4	6/6/2025	531	7
10 Year Italy Government Bond Futures	Long	17	6/6/2025	2,160	24
10 Year Japanese Government Bond Futures	Long	1	6/13/2025	923	3
10 Year UK Gilt Futures	Long	25	6/26/2025	2,961	(27)
10 Year U.S. Treasury Note Futures	Short	2	6/18/2025	(222)	(1)
Capital Group International Bond ETF (USD-Hedged) — Page 4 of 10

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	2	6/18/2025	228	$3
30 Year Euro-Buxl Futures	Short	7	6/6/2025	(903)	20
30 Year Ultra U.S. Treasury Bond Futures	Short	7	6/18/2025	(856)	— [9]
					$45
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	4,626	JPY	692,460	Goldman Sachs	4/3/2025	$8
USD	490	BRL	2,750	Standard Chartered Bank	4/4/2025	8
BRL	35	USD	220	JPMorgan Chase Bank	4/4/2025	4
USD	242	BRL	1,420	Standard Chartered Bank	4/4/2025	(7)
USD	355	BRL	2,035	JPMorgan Chase Bank	4/4/2025	(2)
USD	3,714	KRW	5,342,226	JPMorgan Chase Bank	4/4/2025	87
KRW	2,040	USD	2,991,000	HSBC Bank	4/4/2025	(9)
USD	1,011	NOK	11,040	Standard Chartered Bank	4/7/2025	(39)
USD	968	JPY	143,108	BNP Paribas	4/15/2025	13
TRY	95	USD	3,575	Goldman Sachs	4/17/2025	(3)
USD	1,466	JPY	217,070	Citibank	4/17/2025	16
USD	247	GBP	190	JPMorgan Chase Bank	4/17/2025	1
USD	2,634	EUR	2,410	Standard Chartered Bank	4/17/2025	26
USD	559	CNH	4,035	UBS AG	4/17/2025	3
USD	2,540	AUD	4,013	JPMorgan Chase Bank	4/17/2025	33
USD	1,508	CAD	2,159	JPMorgan Chase Bank	4/17/2025	7
USD	83	CNH	600	Standard Chartered Bank	4/17/2025	— [9]
USD	56	GBP	43	BNP Paribas	4/17/2025	— [9]
JPY	121	USD	18,088	JPMorgan Chase Bank	4/17/2025	— [9]
USD	723	MYR	3,200	BNP Paribas	4/23/2025	1
USD	76	EUR	70	JPMorgan Chase Bank	4/24/2025	1
USD	126	MXN	2,541	Citibank	4/24/2025	2
USD	409	PLN	1,590	Citibank	4/25/2025	(1)
USD	433	THB	14,620	JPMorgan Chase Bank	4/25/2025	2
USD	330	SGD	440	HSBC Bank	4/25/2025	2
SGD	328	USD	440	HSBC Bank	4/25/2025	— [9]
THB	431	USD	14,620	Standard Chartered Bank	4/25/2025	— [9]
USD	223	IDR	3,701,680	BNP Paribas	4/28/2025	1
USD	4,330	GBP	3,343	Standard Chartered Bank	4/28/2025	12
IDR	223	USD	3,701,700	HSBC Bank	4/28/2025	(1)
GBP	56	USD	43	JPMorgan Chase Bank	4/28/2025	— [9]
USD	5,755	EUR	5,320	Standard Chartered Bank	4/29/2025	(6)
USD	3,142	CNH	22,800	Goldman Sachs	4/30/2025	(2)
USD	5,737	EUR	5,306	BNP Paribas	5/7/2025	(11)
USD	389	EUR	360	Standard Chartered Bank	5/7/2025	(1)
EUR	398	USD	367	JPMorgan Chase Bank	5/7/2025	— [9]
						$145
Capital Group International Bond ETF (USD-Hedged) — Page 5 of 10

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR1,250	$— [9]	$—	$— [9]
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	1,250	— [9]	—	— [9]
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK14,760	(6)	—	(6)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	14,740	(7)	—	(7)
						$(13)	$—	$(13)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL6,400	$(54)	$—	$(54)
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	4,880	2	—	2
							$(52)	$—	$(52)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.S44	5.00%	Quarterly	6/20/2030	USD1,075	$(56)	$(62)	$6
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[10] (000)	Value at 3/31/2025 [11] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
1.00%	Quarterly	ITRAXX.EUR.43	6/20/2030	EUR180	$4	$4	$— [9]
Investments in affiliates8

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 0.04%
Money market investments 0.04%
Capital Group Central Cash Fund 4.33%[7]	$3,781	$6,962	$10,724	$(1)	$1	$19	$38
Capital Group International Bond ETF (USD-Hedged) — Page 6 of 10

unaudited
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$189	$192	0.39%
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	96	99	0.20
		$285	$291	0.59%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $291,000, which represented 0.59% of the net assets of the fund.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,642,000, which represented 5.26% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 3/31/2025.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[11]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group International Bond ETF (USD-Hedged) — Page 7 of 10

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $29,254,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $41,958,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $41,653,000 and $1,268,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group International Bond ETF (USD-Hedged) — Page 8 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$14,639	$—	$14,639
Japanese yen	—	6,902	—	6,902
British pounds	—	4,278	—	4,278
Chinese yuan renminbi	—	3,129	—	3,129
Australian dollars	—	2,496	—	2,496
South Korean won	—	1,586	—	1,586
Canadian dollars	—	1,485	—	1,485
Brazilian reais	—	1,092	—	1,092
Total Norwegian kroner	—	1,029	—	1,029
Malaysian ringgits	—	715	—	715
Polish zloty	—	407	—	407
Mexican pesos	—	152	—	152
Turkish lira	—	48	—	48
U.S. dollars	—	10,553	—	10,553
Short-term securities	19	101	—	120
Total	$19	$48,612	$—	$48,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$106	$—	$—	$106
Unrealized appreciation on open forward currency contracts	—	227	—	227
Unrealized appreciation on centrally cleared interest rate swaps	—	— †	—	— †
Unrealized appreciation on bilateral interest rate swaps	—	2	—	2
Unrealized appreciation on credit default swaps	—	6	—	6
Liabilities:
Unrealized depreciation on futures contracts	(61)	—	—	(61)
Unrealized depreciation on open forward currency contracts	—	(82)	—	(82)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13)	—	(13)
Unrealized depreciation on bilateral interest rate swaps	—	(54)	—	(54)
Unrealized depreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$45	$86	$—	$131

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.
Capital Group International Bond ETF (USD-Hedged) — Page 9 of 10

unaudited

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
PLN = Polish zloty
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To-be-announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-321-0525
Capital Group International Bond ETF (USD-Hedged) — Page 10 of 10